Loans and borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and borrowings	R$ 78,671	R$ 146,594	R$ 30,038
Borrowings current	31,001	44,060
Borrowings non current	R$ 47,670	102,534
Banco Daycoval S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	12.01%
Currency	Brazil
Maturity	2024
Loans and borrowings		8,188
Itau Unibanco S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	10.34%
Currency	Brazil
Maturity	2024
Loans and borrowings		8,131
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	8.44%
Currency	Brazil
Maturity	2025
Loans and borrowings		10,098
Banco Bradesco S A One [Member]
IfrsStatementLineItems [Line Items]
Interest rate	4.10%
Currency	Brazil
Maturity	2026
Loans and borrowings		10,060
Banco Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	5.20%
Currency	Brazil
Maturity	2025
Loans and borrowings		15,103
Citibank N A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	4.53%
Currency	USD
Maturity	2025
Loans and borrowings		21,096
Itau Unibanco S A Nassau Branch [Member]
IfrsStatementLineItems [Line Items]
Interest rate	12.28%
Currency	EUR
Maturity	2025
Loans and borrowings	R$ 12,061	19,167
Banco B M G S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	6.32%
Currency	Brazil
Maturity	2023
Loans and borrowings	R$ 3,130	9,344
Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	515.00%
Currency	Brazil
Maturity	2024
Loans and borrowings		30,049
Itau Unibanco One S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	12.15%
Currency	Brazil
Maturity	2025
Loans and borrowings	R$ 433	353
Banco Do Brasil S A One [Member]
IfrsStatementLineItems [Line Items]
Interest rate	5.30%
Currency	Brazil
Maturity	2025
Loans and borrowings		15,005
Banco Santander S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate	5.98%
Currency	Brazil
Maturity	2024
Loans and borrowings	R$ 25,000
Citibank N A One [Member]
IfrsStatementLineItems [Line Items]
Interest rate	3.62%
Currency	USD
Maturity	2025
Loans and borrowings
Itau Unibanco S A Nassau Branch One [Member]
IfrsStatementLineItems [Line Items]
Interest rate	3.05%
Currency	USD
Maturity	2026
Loans and borrowings	R$ 8,921
Banco Bradesco S A Two [Member]
IfrsStatementLineItems [Line Items]
Interest rate	14.77%
Currency	Brazil
Maturity	2026
Loans and borrowings	R$ 29,126
Itau Unibanco S A Nassau Branch Two [Member]
IfrsStatementLineItems [Line Items]
Interest rate	3.66%
Currency	USD
Maturity	2022
Loans and borrowings